RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Apr. 27, 2021	Jun. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2022
Related Party Transaction [Line Items]
Software subscription, description				The Company entered into a certain software subscription agreement with Palantir Technologies, Inc., including related support and update services on September 22, 2021. The Company subsequently amended the agreement on December 15, 2021. The term of the agreement is through December 31, 2024. Pursuant to the agreement, as of September 30, 2022, the Company is committed to pay $15.5 million in the next 12 months and $18.8 million thereafter through October 2024. Palantir Technologies, Inc. was a PIPE Investor and purchased $35.0 million of Class A Common Stock at $10.00 per share on the Closing Date.	Pursuant to the agreement, as of December 31, 2021, $17.0 million will become due in the next 12 months and $30.0 million thereafter through October 2024, unless the Company exercises its right to terminate the agreement prior to the closing of the Mergers (as defined in Note 17).
Proceed from related party				$ 15,500,000
Founder Spac [Member]
Related Party Transaction [Line Items]
Related party loans description		The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant.	The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant.
Due to Related Parties, Current			$ 102,667		$ 102,667	$ 102,667
Sponsor [Member] | Founder Spac [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues	$ 25,000
Share Price	$ 0.003
Stock Issued During Period, Shares, New Issues	7,906,250
Debt Instrument, Face Amount	$ 300,000
Due to Related Parties, Current			$ 102,667		$ 102,667